Financial Instruments - Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Other:
Long-term debt	$ (3,077,553)	$ (3,182,894)
Due to affiliates - long term (notes 6g and 6h)	(160,757)	(200,000)
Interest rate swap agreements
Derivative instruments (note 7)
Interest rate derivative instruments	(185,229)
Cross currency swap agreements
Derivative instruments (note 7)
Foreign currency derivative instruments	(69,547)
Foreign currency forward contracts
Derivative instruments (note 7)
Foreign currency derivative instruments	852
Carrying Amount Asset (Liability) | Level 1 | Public
Other:
Long-term debt	(575,966)	(550,525)
Carrying Amount Asset (Liability) | Level 1 | Recurring
Recurring:
Cash and cash equivalents and restricted cash	443,816	342,287
Carrying Amount Asset (Liability) | Level 2
Other:
Due to affiliates - long term (notes 6g and 6h)	(160,757)	(200,000)
Carrying Amount Asset (Liability) | Level 2 | Non-Public
Other:
Long-term debt	(2,501,587)	(2,632,369)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Derivative instruments (note 7)
Interest rate derivative instruments	(185,229)	(203,106)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Cross currency swap agreements
Derivative instruments (note 7)
Foreign currency derivative instruments	(69,547)	(137,379)
Carrying Amount Asset (Liability) | Level 2 | Recurring | Foreign currency forward contracts
Derivative instruments (note 7)
Foreign currency derivative instruments	852	(1,786)
Carrying Amount Asset (Liability) | Level 2 | Non-Recurring
Non-Recurring:
Vessels held for sale (note 14)	5,500	6,900
Carrying Amount Asset (Liability) | Level 2 | Non-Recurring | Vessels and equipment
Non-Recurring:
Vessels and equipment (note 14)	47,798	11,300
Carrying Amount Asset (Liability) | Level 3 | Non-Recurring | Vessels and equipment and advances on newbuilding contracts and conversion costs
Non-Recurring:
Vessels and equipment (note 14)	226,327	0
Fair Value Asset (Liability) | Level 1 | Public
Other:
Long-term debt	(575,666)	(480,710)
Fair Value Asset (Liability) | Level 1 | Recurring
Recurring:
Cash and cash equivalents and restricted cash	443,816	342,287
Fair Value Asset (Liability) | Level 2
Other:
Due to affiliates - long term (notes 6g and 6h)	(210,618)	(192,982)
Fair Value Asset (Liability) | Level 2 | Non-Public
Other:
Long-term debt	(2,472,852)	(2,551,697)
Fair Value Asset (Liability) | Level 2 | Recurring | Interest rate swap agreements
Derivative instruments (note 7)
Interest rate derivative instruments	(185,229)	(203,106)
Fair Value Asset (Liability) | Level 2 | Recurring | Cross currency swap agreements
Derivative instruments (note 7)
Foreign currency derivative instruments	(69,547)	(137,379)
Fair Value Asset (Liability) | Level 2 | Recurring | Foreign currency forward contracts
Derivative instruments (note 7)
Foreign currency derivative instruments	852	(1,786)
Fair Value Asset (Liability) | Level 2 | Non-Recurring
Non-Recurring:
Vessels held for sale (note 14)	5,500	6,900
Fair Value Asset (Liability) | Level 2 | Non-Recurring | Vessels and equipment
Non-Recurring:
Vessels and equipment (note 14)	47,798	11,300
Fair Value Asset (Liability) | Level 3 | Non-Recurring | Vessels and equipment and advances on newbuilding contracts and conversion costs
Non-Recurring:
Vessels and equipment (note 14)	$ 226,327	$ 0